EQUITY (Details 3) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity
Transaction costs supported by CNEW	€ 4,648	€ 4,648
% equity interest held by DD3 (33%)	1,557	1,557
Attributable transaction costs to share premium	€ 1,557	€ 1,557